Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Net Income (Loss)	$ (6,454,000)		$ (5,886,000)	$ (6,120,000)
Net cash outflow in operating activities	(7,617,000)		(5,554,000)	(3,125,000)
Working capital	6,360,000
Restricted cash and cash equivalents	202,000
Crypto and stablecoins assets	4,004,000
Crypto assets	5,516,000
Accumulated deficit	(44,283,000)		(37,231,000)
Inventory write - down	207,000
Increase in crypto assets	464,000
Increase in accumulated deficit	464,000
Gain (loss) on disposal of property and equipment, net	3,000		(2,000)	(402,000)
Loss from disposal of property and equipment, net			2,000	402,000
Impairment loss on long-lived assets	$ 1,350,000			$ 138,000
Uncertain income tax	50.00%	50.00%
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100,000
Annual dividends, percentage	100.00%	100.00%
Deposit	$ 10
Balance amounted	10		870
Advance from customers	$ 870